Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2016	2015	2014
Current	$77,682	$94,128	$73,938
Deferred	(2,315)	(26,887)	(6,510)

	$75,367	$67,241	$67,428

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2016	2015
Deferred tax assets:
Deferred revenue	$57,361	$69,680
Employee compensation and benefits	80,312	75,401
Intangible assets, computer software and intellectual property	14,840	14,937
Tax credits, net capital and operating loss carryforwards	168,641	114,709
Other	68,073	68,300

Total deferred tax assets	389,227	343,027
Valuation allowances	(96,870)	(112,165)

Total deferred tax assets, net	292,357	230,862

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(66,628)	(58,774)
Intangible assets, computer software and intellectual property	(146,848)	(118,650)
Other	(26,228)	(19,886)

Total deferred tax liabilities	(239,704)	(197,310)

Net deferred tax assets	$52,653	$33,552

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2016	2015	2014
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	16	13	14

Effective income tax rate	16%	13%	14%

(1)	In fiscal year 2016, foreign taxes included a net benefit of $15,264 due to settlements and conclusions of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by a decrease to the Company’s taxes receivable and deferred tax assets. Foreign taxes in fiscal year 2016 also included a decrease of $4,606 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by provisions for new uncertain tax positions of $23,597 recognized during fiscal year 2016. In addition, foreign taxes in fiscal year 2016 included a benefit of $19,963 as a result of a release of tax provision in light of a non-taxable internal capital gain recognized during fiscal year 2016. Foreign taxes in fiscal year 2016 included also a benefit of $15,651 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

In fiscal year 2015, foreign taxes included a net benefit of $7,594 due to settlements of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by an increase to the Company’s taxes payable. Foreign taxes in fiscal year 2015 also included a decrease of $17,232 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by a provision for a new uncertain tax position of $6,000 recognized during fiscal year 2015. In addition, foreign taxes in fiscal year 2015 included a net benefit of $22,895 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2016	2015	2014
Balance at beginning of fiscal year	$126,706	$123,942	$130,371
Additions based on tax positions related to the current year	65,009	22,314	22,821
Additions for tax positions of prior years	41,183	11,125	4,016
Reductions for tax positions of prior years	—	—	—
Settlements with tax authorities	(31,624)	(13,443)	(14,557)
Lapse of statute of limitations	(4,606)	(17,232)	(18,709)

Balance at end of fiscal year	$196,668	$126,706	$123,942